Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss) Income Before Income Taxes:
U.S.			$ (83.4)	$ (163.4)	$ (147.3)
International			29.3	64.8	43.2
Total			(54.1)	(98.6)	(104.1)
Current:
U.S.			(0.3)	(0.4)	(0.2)
State and local			0.1	0.2	0.1
International			12.9	15.2	15.1
Total current income tax expense			12.7	15.0	15.0
Deferred:
U.S.			(60.3)	(15.7)	(10.4)
State and local			0.8	(0.1)	(1.8)
International			(2.8)	7.5	1.5
Total deferred income tax (benefit) expense	$ (9.8)	$ (4.4)	(62.3)	(8.3)	(10.7)
Total income tax (benefit) expense	$ 5.8	$ 3.8	$ (49.6)	$ 6.7	$ 4.3